Decommissioning and other provisions	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning and Other Provisions

	$ million
	Decommissioning and restoration	Legal	Onerous contracts	Environmental	Redundancy	Other	Total
At January 1, 2025
Current	1,356	457	238	267	932	1,219	4,469
Non-current	17,128	1,364	824	616	189	1,106	21,227
	18,484	1,821	1,062	883	1,121	2,325	25,696
Additions	873	1,836	121	133	756	1,164	4,883
Amounts charged against provisions	(968)	(480)	(238)	(137)	(799)	(171)	(2,793)
Accretion	894	59	43	18	4	6	1,024
Disposals and liabilities classified as held for sale	(1,283)	(17)	(2)	(27)	(1)	(1)	(1,331)
Remeasurements and other movements	278	(59)	(26)	(30)	(332)	(769)	(938)
Currency translation differences	523	3	5	36	72	115	754
	317	1,342	(97)	(7)	(300)	344	1,599
At December 31, 2025
Current	1,475	1,912	279	274	643	1,301	5,884
Non-current	17,326	1,251	686	602	178	1,368	21,411
	18,801	3,163	965	876	821	2,669	27,295

At January 1, 2024
Current	1,296	508	224	318	367	1,328	4,041
Non-current	18,157	1,548	880	638	123	1,185	22,531
	19,453	2,056	1,104	956	490	2,513	26,572
Additions	629	261	184	125	1,258	665	3,122
Amounts charged against provisions	(1,034)	(409)	(227)	(148)	(354)	(316)	(2,488)
Accretion	830	76	35	14	3	9	967
Disposals and liabilities classified as held for sale	(3,115)	—	—	(3)	2	11	(3,105)
Remeasurements and other movements	1,994	(161)	(33)	(39)	(241)	(505)	1,015
Currency translation differences	(273)	(2)	(1)	(22)	(37)	(52)	(387)
	(969)	(235)	(42)	(73)	631	(188)	(876)
At December 31, 2024
Current	1,356	457	238	267	932	1,219	4,469
Non-current	17,128	1,364	824	616	189	1,106	21,227
	18,484	1,821	1,062	883	1,121	2,325	25,696
The amount and timing of settlement in respect of these provisions are uncertain and dependent on various factors that are not always within management's control. Reviews of estimated future decommissioning and restoration costs and the discount rate applied are carried out regularly. The discount rate applied at December 31, 2025, was 4.5% (2024: 4.5%).
An increase of 0.5% or a decrease of 0.5% in the discount rate could result in a decrease of $0.9 billion (2024: $0.9 billion) or an increase of $1.1 billion (2024: $1.0 billion) in decommissioning and restoration provisions, respectively. Where applicable, the associated increase in the carrying amount of the related asset would be tested for impairment.
Other provisions at December 31, 2025, include amounts recognised in respect of employee benefits.
The decommissioning and restoration provision at December 31, 2025, is expected to be utilised within:

$ million
Dec 31, 2025
Less than 1 year	1,475
Between 1 to 5 years	3,988
Between 6 to 10 years	3,302
11 years and later	10,036
Total	18,801